Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
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Opening Balance Sheet Reclassification (IFRS 15 Standard)

Upon adoption of IFRS 15, the Group made the following reclassifications in its opening balance sheet:

(in millions of Euros)	Carrying amount December 31, 2017	Contracts liabilities reclassification	Carrying amount January 1, 2018
Trade receivables and other	467	16	483
Trade payables and other	(984)	(39)	(1,023)
Provisions	(153)	23	(130)

Disclosure of Foreign Exchange Rates

The following table summarizes the principal exchange rates used for the preparation of the Unaudited Condensed Interim Consolidated Financial Statements of the Group:

Foreign exchange rate for 1 Euro		Six months ended June 30, 2018 Average rate	At June 30, 2018 Closing rate	Six months ended June 30, 2017 Average rate	At December 31, 2017 Closing rate
U.S. Dollars	USD	1.2097	1.1658	1.0824	1.1993
Swiss Francs	CHF	1.1696	1.1569	1.0765	1.1702
Czech Koruna	CZK	25.4992	26.0200	26.7809	25.5349